DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES (Tables)	12 Months Ended
Dec. 31, 2023
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Schedule of depreciation and amortization by asset type

USD million	2023	2022	2021
Amortization:
Customer relationship	23.8	23.3	25.9
Other intangible assets	37.6	34.4	32.6
Depreciation:
Buildings and constructions	34.3	30.2	26.7
Machinery and equipment	37.8	33.0	36.4
Right-of-use buildings and constructions	79.0	65.4	66.4
Right-of-use machinery and equipment	8.4	7.9	7.7
Total	220.9	194.3	195.7

Schedule of impairment losses by asset type

USD million	2023	2022	2021
Goodwill	—	179.0	—
Trademarks	—	19.1	—
Total	—	198.1	—

Schedule of depreciation, amortization and impairment by function

USD million	2023	2022	2021
Cost of goods sold	38.0	34.0	36.9
Selling, general and administrative expenses
Selling and marketing	140.3	112.2	113.8
Administrative and other expenses	42.6	48.2	45.0
Impairment losses on non-financial assets	—	198.1	—
Total	220.9	392.4	195.7

Schedule of information related to CGU

	2023	2022	2021
Winter Sports Equipment	8.4%	8.7%	11.9%
Salomon (previously Salomon Apparel and Footwear)	19.4%	18.9%	19.8%
Arc’teryx Apparel and Gear	21.3%	27.0%	24.5%
Peak Performance	13.8%	12.2%	14.8%
Ball & Racquet Sports	15.2%	9.3%	8.7%

	2023	2022	2021
Winter Sports Equipment	4.2%	4.8%	5.3%
Salomon (previously Salomon Apparel and Footwear)	4.8%	6.9%	7.9%
Arc’teryx Apparel and Gear	8.8%	11.2%	8.1%
Peak Performance	7.2%	7.2%	10.1%
Ball & Racquet Sports	6.1%	4.5%	4.5%

	2023	2022	2021
Winter Sports Equipment	2%	2%	2%
Salomon (previously Salomon Apparel and Footwear)	2%	2%	2%
Arc’teryx Apparel and Gear	3%	3%	3%
Peak Performance	2%	2%	2%
Ball & Racquet Sports	2%	2%	2%

	2023	2022	2021
Winter Sports Equipment	11.9%	12.8%	10.3%
Salomon (previously Salomon Apparel and Footwear)	15.2%	19.0%	14.3%
Arc’teryx Apparel and Gear	14.7%	15.5%	13.1%
Peak Performance	14.7%	15.5%	13.1%
Ball & Racquet Sports	15.8%	15.1%	12.2%

	2023	2022	2021
Risk Free Interest Rate of Debt	2.0% - 3.9%	2.4% - 3.9%	0.1% - 1.5%
Premium	5.6% - 6.6%	5.4% - 7.2%	4.7% - 6.2%
Risk Premium	1.7% - 5.6%	1.7% - 5.6%	2.7% - 5.6%
Pre-Tax Cost of Debt	6.2% - 8.1%	7.1% - 8.2%	3.7% - 5.4%
Tax Rate	25%	25%	25%

	Goodwill		Trademarks
	December 31,	December 31,	December 31,	December 31,
USD million	2023	2022	2023	2022
Winter Sports Equipment*	79.0	149.0	132.5	270.9
Salomon*	679.8	583.4	643.2	477.8
Arc’teryx Apparel and Gear	1,361.7	1,361.7	943.7	943.7
Peak Performance	—	—	157.0	151.6
Ball & Racquet Sports	149.6	148.3	550.5	550.5
Total	2,270.0	2,242.4	2,427.0	2,394.5

	Change required for
	carrying amount to equal
	recoverable amount
In percent	2023	2022
Peak Performance
- Terminal growth rate	(10.2)%	n/a	**
- Discount rate	2.9%	n/a	**
Winter Sports Equipment
- Terminal growth rate	(4.3)%	(0.8)%
- Discount rate	1.3%	0.3%